Offerings	Jun. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of $0.001 per share of Weatherford International plc ("Weatherford Ireland")
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
An indeterminate amount of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions, is being registered pursuant to this registration statement. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this registration statement.
No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Options of Weatherford Ireland
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
An indeterminate amount of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions, is being registered pursuant to this registration statement. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this registration statement.
No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants of Weatherford Ireland
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
An indeterminate amount of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions, is being registered pursuant to this registration statement. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this registration statement.
No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Share Purchase Contracts of Weatherford Ireland
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
An indeterminate amount of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions, is being registered pursuant to this registration statement. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this registration statement.
No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Share Purchase Units of Weatherford Ireland
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
An indeterminate amount of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions, is being registered pursuant to this registration statement. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this registration statement.
No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities of Weatherford International Ltd. ("Weatherford Bermuda") and Weatherford International, LLC ("Weatherford Delaware")
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
An indeterminate amount of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions, is being registered pursuant to this registration statement. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this registration statement.
No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees (2)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
An indeterminate amount of securities to be offered at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable anti-dilution provisions, is being registered pursuant to this registration statement. In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fee required in connection with this registration statement.
No separate consideration will be received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantees.